Financial Risk Management - Disclosure of Financial Instruments by Type of Interest Rate (Details) - NZD ($) $ in Thousands	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Borrowings	$ 1,236	$ 1,159
Total	20,967	52,121	68,998
Floating Rate Instruments [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Bank overdrafts
Working capital financing bank facility		22,489	31,710
Convertible notes		1,740	16,474
Borrowings	20,000	16,000	16,000
Total	$ 20,000	$ 40,229	$ 64,184